Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Roll forward Related to the Promissory Notes (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Roll Forward Related to the Promissory Notes [Line Items]
Balance at the beginning of the year	$ 121,624,852
Balance at the end of the year	0	$ 121,624,852
Promissory Notes [Member]
Disclosure of Roll Forward Related to the Promissory Notes [Line Items]
Balance at the beginning of the year	126,534,822	156,981,745
Long-term receivable from the Mexican Government	(4,102,622)	(32,493,666)
Accrued interests	7,097,040	8,266,574
Interests received from promissory notes	(881,048)	(6,211,831)
Reversal of (impairment) of the promissory notes	8,000	(8,000)
Exchange from promissory notes to Bonds	(128,656,192)	0
Balance at the end of the year	$ 0	$ 126,534,822